Consolidated Balance Sheets - USD ($)	May 31, 2025	May 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 1,071	$ 0
Accounts receivable	11,040
Total Current Assets	12,111	0
OTHER ASSETS
Investment in Acquisition	6,200,000	6,200,000
Loans receivable, related party	35,237	35,237
Music inventory, net of accumulated depreciation of $21,815 and $21,533, respectively	453	735
Trademark costs	11,165	11,165
Total Other Assets	6,246,855	6,247,137
TOTAL ASSETS	6,258,966	6,247,137
CURRENT LIABILITIES
Bank overdraft	0	89
Accounts payable and accrued liabilities	106,217	77,074
Accrued interest payable on notes payable	1,182,097	844,460
Accrued consulting fees	351,700	1,385,917
Notes payable, net of debt discounts of $-0- and $31,709, respectively	1,409,646	1,434,733
Notes payable to related parties	2,086,815	2,082,315
Derivative liability	625,824	206,113
Total Current Liabilities	5,762,299	6,030,701
TOTAL LIABILITIES	5,762,299	6,030,701
STOCKHOLDERS' EQUITY / (DEFICIT)
Preferred Stock, $0.0001 par value; 20,000,000 shares authorized, 200 and 200 shares issued and outstanding	0	0
Common stock, $0.0001 par value; 50,000,000,000 shares authorized, 4,212,497,884 and 3,325,531,102 shares issued and outstanding, respectively	421,250	332,555
Additional paid-in-capital	15,887,355	14,747,367
Accumulated deficit	(15,811,938)	(14,863,486)
Total Stockholders' Equity (Deficit)	496,667	216,436
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY / (DEFICIT)	$ 6,258,966	$ 6,247,137